UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Bedrijfstakpensioenfonds voor de Media PNO
Address:         Postbus 1340
                 1200 BH Hilversum
                 The Netherlands

13F File Number: 028-10623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Leo Witkamp

Title:           director
Phone:           0031356259213

Signature,       Place,              and Date of Signing:
Leo Witkamp      Hilversum           August 5, 2008




Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT.
[   ] 13F NOTICE.
[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  18
Form 13F Information Table Value Total:  $165,912

FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

ANHEUSER BUSCH COS INC COM     COM              035229103    11803   190000 SH       SOLE                   190000        0        0
AT & T INC COM                 COM              037833100     6435   191000 SH       SOLE                   191000        0        0
CHEVRON CORPORATION COM        COM              00206R102     7583    76500 SH       SOLE                    76500        0        0
CISCO SYS INC COM              COM              166764100    10444   449000 SH       SOLE                   449000        0        0
DISNEY WALT CO COM             COM              17275R102     5273   169000 SH       SOLE                   169000        0        0
EXXON MOBIL CORP               COM              254687106     9518   108000 SH       SOLE                   108000        0        0
GENERAL ELEC CO COM            COM              30231G102    15881   595000 SH       SOLE                   595000        0        0
GOOGLE INC CL A                COM              369604103     8423    16000 SH       SOLE                    16000        0        0
HEWLETT PACKARD CO COM         COM              38259P508     9549   216000 SH       SOLE                   216000        0        0
IBM CORP COM                   COM              428236103    11972   101000 SH       SOLE                   101000        0        0
INTEL CORP                     COM              459200101     7604   354000 SH       SOLE                   354000        0        0
MCDONALDS CORP COM             COM              458140100     9726   173000 SH       SOLE                   173000        0        0
MICROSOFT CORP COM             COM              580135101     8418   306000 SH       SOLE                   306000        0        0
ORACLE CORPORATION COM         COM              594918104     6888   328000 SH       SOLE                   328000        0        0
PEPSICO INC COM                COM              617446448     6772   106500 SH       SOLE                   106500        0        0
PROCTER & GAMBLE CO COM        COM              68389X105    10946   180000 SH       SOLE                   180000        0        0
SCHLUMBERGER LTD COM           COM              713448108    14181   132000 SH       SOLE                   132000        0        0
VERIZON COMMUNICATIONS COM     COM              742718109     4496   127000 SH       SOLE                   127000        0        0